Intangible Assets, Net (Schedule of Goodwill from Cash Generating Units) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		$ 459	$ 96,095
Nejapa [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	[1]		40,693
Kallpa [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	[1]		10,934
Energuate [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	[1]		37,651
Surpetroil [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	[1]		6,699
AIE [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	[1]	$ 459	$ 118

[1]	Discontinued operations